Quarterly Holdings Report
for
Fidelity Advisor® Large Cap Fund
August 31, 2022
LC-NPRT3-1022
1.805746.118
Common Stocks - 95.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.0%
Diversified Telecommunication Services - 0.3%
Cellnex Telecom SA (a)	25,600	996,934
Verizon Communications, Inc.	56,676	2,369,624
		3,366,558
Entertainment - 1.5%
Activision Blizzard, Inc.	22,811	1,790,435
Nintendo Co. Ltd. ADR	33,900	1,732,290
The Walt Disney Co. (b)	62,775	7,035,822
Universal Music Group NV	214,634	4,262,191
		14,820,738
Interactive Media & Services - 3.7%
Alphabet, Inc.:
Class A (b)	130,880	14,163,834
Class C (b)	118,660	12,951,739
Match Group, Inc. (b)	4,600	260,038
Meta Platforms, Inc. Class A (b)	47,400	7,722,882
Snap, Inc. Class A (b)	82,100	893,248
		35,991,741
Media - 2.5%
Comcast Corp. Class A	566,423	20,498,848
Interpublic Group of Companies, Inc.	146,420	4,047,049
		24,545,897
TOTAL COMMUNICATION SERVICES		78,724,934
CONSUMER DISCRETIONARY - 3.7%
Auto Components - 0.3%
BorgWarner, Inc.	86,116	3,246,573
Automobiles - 0.1%
General Motors Co.	22,800	871,188
Hotels, Restaurants & Leisure - 1.4%
Booking Holdings, Inc. (b)	4,019	7,538,880
Expedia, Inc. (b)	17,900	1,837,435
Marriott International, Inc. Class A	19,400	2,982,556
Starbucks Corp.	12,700	1,067,689
		13,426,560
Household Durables - 0.5%
Mohawk Industries, Inc. (b)	23,906	2,638,266
Sony Group Corp. sponsored ADR	14,500	1,150,575
Whirlpool Corp. (c)	3,534	553,424
		4,342,265
Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc. (b)	18,200	2,307,214
Multiline Retail - 0.0%
Target Corp.	600	96,204
Specialty Retail - 1.2%
Lowe's Companies, Inc.	61,030	11,848,364
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc. Class B	900	95,805
TOTAL CONSUMER DISCRETIONARY		36,234,173
CONSUMER STAPLES - 5.3%
Beverages - 1.8%
Diageo PLC sponsored ADR	26,000	4,586,140
Keurig Dr. Pepper, Inc.	88,700	3,381,244
The Coca-Cola Co.	157,281	9,705,811
		17,673,195
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	1,300	678,730
Performance Food Group Co. (b)	37,100	1,854,258
Sysco Corp.	90,900	7,473,798
U.S. Foods Holding Corp. (b)	47,800	1,463,636
Walmart, Inc.	19,300	2,558,215
		14,028,637
Food Products - 0.2%
Lamb Weston Holdings, Inc.	18,900	1,503,117
Household Products - 0.2%
Colgate-Palmolive Co.	1,000	78,210
Spectrum Brands Holdings, Inc.	25,167	1,585,269
		1,663,479
Personal Products - 0.2%
Haleon PLC ADR (b)	357,938	2,140,469
Tobacco - 1.5%
Altria Group, Inc.	273,880	12,357,466
Swedish Match Co. AB	285,200	2,863,162
		15,220,628
TOTAL CONSUMER STAPLES		52,229,525
ENERGY - 13.4%
Energy Equipment & Services - 0.0%
Baker Hughes Co. Class A	7,900	199,554
Oil, Gas & Consumable Fuels - 13.4%
Canadian Natural Resources Ltd.	33,100	1,814,596
Cenovus Energy, Inc. (Canada)	765,462	14,360,973
EQT Corp.	25,500	1,218,900
Exxon Mobil Corp.	758,368	72,492,396
Hess Corp.	183,535	22,167,357
Imperial Oil Ltd.	84,600	4,152,218
Kosmos Energy Ltd. (b)	957,395	6,768,783
Phillips 66 Co.	22,900	2,048,634
Tourmaline Oil Corp.	125,400	7,414,101
		132,437,958
TOTAL ENERGY		132,637,512
FINANCIALS - 16.4%
Banks - 11.9%
Bank of America Corp.	830,514	27,913,576
JPMorgan Chase & Co.	80,118	9,111,820
M&T Bank Corp.	12,828	2,331,874
PNC Financial Services Group, Inc.	65,241	10,308,078
Truist Financial Corp.	156,127	7,312,989
U.S. Bancorp	135,490	6,179,699
Wells Fargo & Co.	1,251,003	54,681,341
		117,839,377
Capital Markets - 2.9%
KKR & Co. LP	100,191	5,065,657
Morgan Stanley	64,425	5,490,299
Northern Trust Corp.	102,391	9,736,360
Raymond James Financial, Inc.	27,793	2,900,755
State Street Corp.	83,219	5,688,019
		28,881,090
Consumer Finance - 0.3%
Discover Financial Services	24,200	2,431,858
Diversified Financial Services - 0.0%
Acacia Research Corp. (b)	36,900	165,681
Insurance - 0.2%
Chubb Ltd.	11,595	2,192,035
Thrifts & Mortgage Finance - 1.1%
MGIC Investment Corp.	152,476	2,178,882
Radian Group, Inc.	383,731	8,100,561
		10,279,443
TOTAL FINANCIALS		161,789,484
HEALTH CARE - 13.8%
Biotechnology - 0.7%
ADC Therapeutics SA (b)	18,900	128,898
Alnylam Pharmaceuticals, Inc. (b)	12,119	2,504,634
Argenx SE ADR (b)	1,100	415,657
Crinetics Pharmaceuticals, Inc. (b)	28,300	534,304
Insmed, Inc. (b)	47,497	1,169,376
Intercept Pharmaceuticals, Inc. (b)(c)	51,450	893,687
Vaxcyte, Inc. (b)	11,800	308,688
Verve Therapeutics, Inc. (b)	14,800	567,728
		6,522,972
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	4,000	410,600
Becton, Dickinson & Co.	10,797	2,725,379
Boston Scientific Corp. (b)	277,826	11,199,166
iRhythm Technologies, Inc. (b)	100	14,745
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	48,305	800,897
		15,150,787
Health Care Providers & Services - 6.6%
Cardinal Health, Inc.	92,282	6,526,183
Centene Corp. (b)	8,400	753,816
Cigna Corp.	50,903	14,428,455
CVS Health Corp.	105,768	10,381,129
Guardant Health, Inc. (b)	19,600	981,176
Humana, Inc.	3,600	1,734,408
McKesson Corp.	37,606	13,801,402
Oak Street Health, Inc. (b)	14,800	387,760
UnitedHealth Group, Inc.	31,999	16,618,041
		65,612,370
Life Sciences Tools & Services - 0.2%
Danaher Corp.	7,300	1,970,343
Pharmaceuticals - 4.8%
Bayer AG	97,356	5,148,964
Bristol-Myers Squibb Co.	289,717	19,529,823
Eli Lilly & Co.	10,600	3,193,038
GSK PLC sponsored ADR	212,030	6,886,734
Johnson & Johnson	70,584	11,388,023
Pliant Therapeutics, Inc. (b)	16,400	316,192
Sanofi SA sponsored ADR	17,700	726,231
Viatris, Inc.	11,800	112,690
		47,301,695
TOTAL HEALTH CARE		136,558,167
INDUSTRIALS - 13.5%
Aerospace & Defense - 3.0%
Airbus Group NV	48,200	4,723,270
General Dynamics Corp.	13,129	3,005,622
Huntington Ingalls Industries, Inc.	9,319	2,145,793
MTU Aero Engines AG	3,600	636,555
Raytheon Technologies Corp.	15,092	1,354,507
Safran SA	7,200	734,072
The Boeing Co. (b)	103,967	16,660,712
		29,260,531
Air Freight & Logistics - 2.1%
FedEx Corp.	21,292	4,488,567
United Parcel Service, Inc. Class B	85,463	16,623,408
		21,111,975
Airlines - 0.1%
Copa Holdings SA Class A (b)	3,200	227,840
Ryanair Holdings PLC sponsored ADR (b)	9,400	683,474
		911,314
Building Products - 0.2%
Johnson Controls International PLC	26,000	1,407,640
Commercial Services & Supplies - 0.1%
ACV Auctions, Inc. Class A (b)	95,900	816,109
Electrical Equipment - 0.9%
Acuity Brands, Inc.	18,956	3,107,457
Hubbell, Inc. Class B	11,785	2,431,246
Regal Rexnord Corp.	1,400	192,626
Vertiv Holdings Co.	303,100	3,494,743
		9,226,072
Industrial Conglomerates - 5.6%
3M Co. (c)	9,559	1,188,662
General Electric Co.	742,213	54,508,123
		55,696,785
Machinery - 0.9%
Cummins, Inc.	6,000	1,292,220
Epiroc AB (A Shares)	4,400	67,324
Flowserve Corp.	60,619	1,847,061
Fortive Corp.	30,400	1,925,232
Otis Worldwide Corp.	19,696	1,422,445
Stanley Black & Decker, Inc.	8,500	748,850
Westinghouse Air Brake Tech Co.	21,345	1,870,889
		9,174,021
Professional Services - 0.1%
Equifax, Inc.	3,700	698,375
Road & Rail - 0.5%
Knight-Swift Transportation Holdings, Inc. Class A	99,358	5,018,573
Trading Companies & Distributors - 0.0%
Beijer Ref AB (B Shares)	15,900	206,432
TOTAL INDUSTRIALS		133,527,827
INFORMATION TECHNOLOGY - 17.8%
Electronic Equipment & Components - 0.2%
Mirion Technologies, Inc. (b)(d)	232,270	1,758,284
IT Services - 3.9%
Amadeus IT Holding SA Class A (b)	28,700	1,515,055
Edenred SA	68,000	3,450,998
Fidelity National Information Services, Inc.	43,100	3,938,047
Genpact Ltd.	38,000	1,785,240
Global Payments, Inc.	5,500	683,265
IBM Corp.	11,500	1,477,175
MasterCard, Inc. Class A	8,615	2,794,448
PayPal Holdings, Inc. (b)	27,900	2,606,976
Sabre Corp. (b)(c)	152,200	1,094,318
Snowflake, Inc. (b)	800	144,760
Twilio, Inc. Class A (b)	19,900	1,384,642
Unisys Corp. (b)	141,362	1,316,080
Visa, Inc. Class A	79,827	15,862,423
		38,053,427
Semiconductors & Semiconductor Equipment - 2.4%
Analog Devices, Inc.	11,118	1,684,711
Applied Materials, Inc.	23,416	2,202,743
Intel Corp.	91,800	2,930,256
Lam Research Corp.	3,900	1,707,849
Marvell Technology, Inc.	44,601	2,088,219
NVIDIA Corp.	600	90,564
Qualcomm, Inc.	97,101	12,843,549
		23,547,891
Software - 7.8%
Adobe, Inc. (b)	4,200	1,568,448
Autodesk, Inc. (b)	9,541	1,924,801
Coupa Software, Inc. (b)	1,100	64,240
DoubleVerify Holdings, Inc. (b)	16,500	426,525
Dynatrace, Inc. (b)	33,365	1,273,876
Elastic NV (b)	29,600	2,483,736
Microsoft Corp.	235,053	61,459,308
PTC, Inc. (b)	9,300	1,068,477
Salesforce.com, Inc. (b)	3,600	562,032
SAP SE sponsored ADR	70,817	6,035,025
Workday, Inc. Class A (b)	3,300	543,048
		77,409,516
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	216,368	34,017,377
Samsung Electronics Co. Ltd.	22,520	993,712
		35,011,089
TOTAL INFORMATION TECHNOLOGY		175,780,207
MATERIALS - 2.4%
Chemicals - 0.6%
Axalta Coating Systems Ltd. (b)	16,800	432,600
DuPont de Nemours, Inc.	94,800	5,274,672
		5,707,272
Metals & Mining - 1.8%
First Quantum Minerals Ltd.	219,000	3,875,250
Freeport-McMoRan, Inc.	342,004	10,123,318
Glencore Xstrata PLC	690,200	3,773,709
		17,772,277
TOTAL MATERIALS		23,479,549
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
American Tower Corp.	10,709	2,720,621
Equinix, Inc.	442	290,558
Simon Property Group, Inc.	44,000	4,487,120
		7,498,299
UTILITIES - 0.5%
Electric Utilities - 0.5%
Entergy Corp.	8,900	1,026,170
PG&E Corp. (b)	75,500	930,915
Southern Co.	35,000	2,697,450
		4,654,535
Multi-Utilities - 0.0%
Sempra Energy	2,034	335,549
TOTAL UTILITIES		4,990,084
TOTAL COMMON STOCKS (Cost $669,352,552)		943,449,761

Preferred Stocks - 0.1%
	Shares	Value ($)
Convertible Preferred Stocks - 0.0%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
Reddit, Inc. Series E (b)(d)(e)	1,200	47,208

Nonconvertible Preferred Stocks - 0.1%
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Embraer SA sponsored ADR (b)	119,400	1,272,804

TOTAL PREFERRED STOCKS (Cost $1,471,102)		1,320,012

Other - 0.1%
	Shares	Value ($)
Other - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (d)(e)(f) (Cost $3,176,555)	2,548,426	1,183,718

Money Market Funds - 4.4%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (g)	41,545,209	41,553,518
Fidelity Securities Lending Cash Central Fund 2.34% (g)(h)	2,292,951	2,293,181
TOTAL MONEY MARKET FUNDS (Cost $43,846,699)		43,846,699

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $717,846,908)	989,800,190
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,231,998)
NET ASSETS - 100.0%	988,568,192

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $996,934 or 0.1% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,989,210 or 0.3% of net assets.

(e)	Level 3 security
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Mirion Technologies, Inc.	6/16/21	2,322,700
Reddit, Inc. Series E	5/18/21	50,969
Utica Shale Drilling Program (non-operating revenue interest)	10/05/16 - 12/16/20	3,176,555

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	1,030,319	112,246,216	71,723,017	176,026	-	-	41,553,518	0.1%
Fidelity Securities Lending Cash Central Fund 2.34%	3,967,656	18,389,858	20,064,333	4,690	-	-	2,293,181	0.0%
Total	4,997,975	130,636,074	91,787,350	180,716	-	-	43,846,699

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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